Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2014
Related Party Transactions and Balances
Related Party Transactions and Balances

9.  Related Party Transactions and Balances

During 2012, 2013 and 2014, the Group leased certain properties from the Founders for office space and restaurant operations and incurred rental expenses for these facilities of RMB1,040, RMB1,260 and RMB1,647, respectively.

	2013	2014
	RMB
Related party balances
Amount due from related parties
— Shareholders and key management personnel	58	—